CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net earnings (loss)	$ 102.6	$ (64.5)
Adjustments for:
Foreign exchange (gain) loss	(11.3)	3.3
Depreciation and depletion	248.1	235.1
Other non-cash adjustments	80.6	113.7
Income tax (recovery) expense	(19.4)	5.3
Finance income	(6.9)	(7.5)
Finance costs	17.1	13.2
Reclamation and closure costs paid	(0.5)	(2.4)
Cash flows from (used in) operations before changes in working capital	410.3	296.2
Change in non-cash operating working capital	(16.0)	(5.8)
Income taxes paid	(1.5)	(2.8)
Cash generated from operations	392.8	287.6
INVESTING ACTIVITIES
Mining interests	(271.1)	(265.9)
Net proceeds from sale of equity investments	0.9	24.4
Interest received	6.8	7.5
Cash used by investing activities	(263.4)	(234.0)
FINANCING ACTIVITIES
Proceeds received from exercise of options	2.2	5.1
Proceeds received from issuance of common shares (net of transaction costs)	164.6	0.0
Lease payments	(2.6)	(9.3)
Settlement of non-current derivative financial liabilities	(34.2)	(28.9)
New Afton free cash flow interest minimum payment guarantee	(42.6)	0.0
Settlement of New Afton free cash flow interest obligation	(257.5)	0.0
Interest paid	(37.7)	(35.5)
Cash used by financing activities	(207.8)	(68.6)
Effect of exchange rate changes on cash and cash equivalents	(1.9)	(0.3)
Change in cash and cash equivalents	(80.3)	(15.3)
Cash and cash equivalents, beginning of period	185.5	200.8
Cash and cash equivalents, end of period	105.2	185.5
Cash and cash equivalents are comprised of:
Cash	85.3	140.6
Short-term money market instruments	19.9	44.9
Cash and cash equivalents, end of period	$ 105.2	$ 185.5